Common Stock - Schedule of Fair Value of All Option Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock	$ 11.58	$ 4.4	$ 6.29
Expected volatility	96.21%	98.73%	93.50%
Expected term (in years)	6 years 10 days	4 years 10 months 17 days	5 years 11 months 8 days
Risk-free interest rate	1.73%	0.81%	0.46%
Expected dividend yield	0.00%	0.00%	0.00%